COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 1,147
2016	724
2017	616
Total	2,487
Rent expense	$ 3,257	$ 1,694	$ 1,857